OTHER LONG-TERM PAYABLE	12 Months Ended
Dec. 31, 2020
OTHER LONG-TERM PAYABLE
OTHER LONG-TERM PAYABLE

NOTE 15 – OTHER LONG-TERM PAYABLE

Other long-term payable represents the compensation for demolition received in advance by the company from the local government primarily represent the Company's transferring of state-owned land use right.

The following table provides information about other long-term payable:

	December 31,
	2020	2019
Other long-term payable	$7,863,157	$—
	$7,863,157	$—